UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 92.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,000	$ 1,028,380
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	1,500	1,474,590
Ohio Water Development Authority, 5.00%, 12/1/39	1,000	1,169,310
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	400	381,852
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	675	711,814
		$ 4,765,946
Education — 3.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.30%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,671,872
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	553,738
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	440,749
5.00%, 7/1/37	840	931,669
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35(2)	1,840	2,053,458
5.00%, 7/1/36(2)	1,600	1,765,664
5.00%, 7/1/37(2)	2,000	2,187,740
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/34	350	373,450
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	656,420
Saginaw Valley State University, MI:
5.00%, 7/1/27	400	435,188
5.00%, 7/1/28	1,000	1,085,570
Texas A&M University, 4.00%, 5/15/34	1,000	1,101,850
University of Mississippi Educational Building Corp.:
4.00%, 10/1/37	350	368,897
4.00%, 10/1/38	1,590	1,668,053
Virginia College Building Authority, 4.00%, 2/1/33	1,000	1,047,160
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,638,016
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,850	3,100,849
		$ 22,080,343
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.8%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 4.00%, 2/15/35	$5,690	$ 5,967,331
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,062,300
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	578,397
Florida Municipal Power Agency, 3.00%, 10/1/33	2,000	1,960,560
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	268,652
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	795,380
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	812,889
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	542,715
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,834,777
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/30	1,500	1,562,340
5.00%, 10/1/31	1,000	1,040,560
5.00%, 10/1/33	300	311,517
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	258,465
		$ 17,995,883
Escrowed/Prerefunded — 0.2%
Addison, TX, Prerefunded to 2/15/23, 5.00%, 2/15/26	$270	$ 270,251
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	158,843
Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	303,237
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	250	261,540
		$ 993,871
General Obligations — 30.8%
Anne Arundel County, MD, 5.00%, 4/1/33	$700	$ 845,383
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/36	1,000	1,043,730
Auburn, AL, 5.00%, 8/1/37	1,915	2,216,651
Barbers Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	2,970	3,476,533
Belding Area Schools, MI, 5.00%, 5/1/30	225	243,545
Bethel Park School District, PA, 4.00%, 8/1/35	650	691,158
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	770	844,136
Birmingham, AL, 5.00%, 12/1/27	2,460	2,770,993

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Blanco Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	$900	$ 1,053,045
Burlington, VT, 5.00%, 11/1/29	75	87,359
California:
2.85%, 12/1/32	2,040	2,026,230
4.55%, 12/1/37	1,000	1,105,040
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,014,980
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,175,179
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	875	635,819
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,149,599
4.00%, 9/1/33	1,000	1,041,130
4.00%, 9/1/34	1,000	1,038,190
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	447,945
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	1,073,722
Chisholm Independent School District No. 695, MN:
0.00%, 2/1/37(2)	615	344,769
0.00%, 2/1/38(2)	820	434,042
Colonial School District, PA, 5.00%, 2/15/33	50	53,041
Comal County, TX, 4.00%, 2/1/33	5,580	5,801,247
Connecticut:
4.00%, 1/15/34	3,000	3,254,070
4.00%, 1/15/35	3,000	3,207,300
Conroe, TX, 4.125%, 3/1/39	1,895	1,953,897
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	108,974
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	688,533
Coopersville Area Public Schools, MI, 4.00%, 5/1/35	430	459,244
Corona-Norco Unified School District, CA, (Election of 2014), 5.00%, 8/1/33	350	399,602
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	609,090
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,664,925
Danville, VA, 4.00%, 9/1/33	3,490	3,936,650
Delaware, 5.00%, 2/1/29	1,000	1,139,460
Dublin City School District, OH, 5.00%, 12/1/29	500	576,315
Fairfax County, VA:
4.00%, 10/1/35	4,225	4,490,921
4.00%, 10/1/36	5,775	6,090,661
Florida, (Department of Transportation), 2.00%, 7/1/33	1,535	1,361,560
Forney Independent School District, TX, 0.00%, 8/15/37	275	151,965
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	$400	$ 393,012
3.00%, 8/15/36	500	471,900
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	410,376
Georgia:
5.00%, 7/1/30	5,000	5,990,100
5.00%, 2/1/32	1,000	1,108,770
Grand Forks County, ND, 4.00%, 10/1/35	1,480	1,583,141
Hamilton County, IN, 4.00%, 12/31/38	1,305	1,354,094
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	937,004
Hawaii, 4.00%, 1/1/37	1,000	1,039,940
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,097,370
Hitchcock Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	750	859,515
Homewood, AL, 5.00%, 9/1/29	2,000	2,185,180
Honolulu City and County, HI, 3.00%, 9/1/31	110	112,525
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,451,487
Series 2022B, 5.00%, 3/1/29	2,000	2,178,740
Irving, TX:
4.00%, 9/15/36	2,025	2,161,931
4.00%, 9/15/37	5,165	5,460,851
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,018,110
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,610,531
Kansas City, MO:
3.00%, 2/1/35	950	938,334
4.00%, 2/1/37	2,500	2,608,900
Kennewick School District No. 17, WA, 4.00%, 12/1/33	655	716,426
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	735,610
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,047,030
Lakeland, FL, 5.00%, 10/1/30	1,000	1,053,910
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,000	2,181,900
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,664,656
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,643,353
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,781,209
Massachusetts:
4.00%, 3/1/32	630	689,718

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Massachusetts: (continued)
4.00%, 5/1/36	$5,225	$ 5,462,267
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	209,434
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	456,569
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	368,708
Monrovia Unified School District, CA, (Election of 2006):
0.00%, 8/1/34	3,550	2,366,146
0.00%, 8/1/36	1,830	1,065,316
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,319,888
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,242,847
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	155,586
Nevada, 2.125%, 5/1/38	2,000	1,590,940
New Braunfels, TX, 5.00%, 2/1/32	795	936,629
New York City, NY, 5.25%, 10/1/39	2,000	2,347,820
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,281,321
0.00%, 8/1/37	6,580	3,937,209
Ohio:
5.00%, 3/1/35	2,160	2,581,783
5.00%, 5/1/35	500	597,895
Omaha, NE:
5.00%, 4/15/38	610	703,397
5.00%, 4/15/39	1,115	1,279,764
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	840	670,522
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39	4,840	5,038,004
4.125%, 2/15/40	3,575	3,735,446
Pasadena, TX:
4.00%, 2/15/28	500	516,000
4.00%, 2/15/29	150	154,656
4.00%, 2/15/30	440	453,103
4.00%, 2/15/31	650	668,759
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	890	780,067
Pennsylvania, 4.00%, 10/1/39	17,000	17,399,330
Pflugerville, TX, 5.00%, 8/1/36	1,365	1,577,462
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	824,120
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	$555	$ 608,485
Redmond, WA, 5.00%, 12/1/36	1,455	1,721,658
Romeo Community Schools, MI, 5.00%, 5/1/30	700	756,322
Romulus, MI:
4.00%, 11/1/31	250	261,533
4.00%, 11/1/32	100	104,391
4.00%, 11/1/33	250	260,370
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	518,085
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,582,376
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	470,205
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,111,120
Spokane County School District No. 81, WA, 5.00%, 12/1/36	3,500	3,928,995
Spokane, WA, 4.00%, 12/1/36	2,980	3,085,522
Stamford, CT:
2.00%, 8/15/33	805	703,739
4.00%, 8/1/27	265	277,460
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,028,620
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	110	114,335
4.00%, 8/15/29	545	564,936
United Independent School District, TX:
4.00%, 2/15/33	350	366,016
4.00%, 2/15/34	535	558,872
4.00%, 2/15/36	580	596,994
4.00%, 2/15/37	600	612,840
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/34	200	226,276
Westchester County, NY, 2.00%, 10/15/33	650	582,628
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	2,986,336
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	375,412
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	96,642
		$194,413,412
Hospital — 11.2%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/33	$2,925	$ 3,199,043
Bexar County Hospital District, TX, 5.00%, 2/15/37	1,800	2,056,122

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,088
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	508,040
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	358,249
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	104,124
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/28	7,035	7,770,931
5.00%, 8/1/34	1,575	1,718,656
5.00%, 8/1/35	2,650	2,862,133
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,370,530
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	362,226
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	992,530
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,023,760
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	539,140
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,044,930
5.00%, 11/15/32	1,000	1,041,850
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,136,120
5.00%, 10/1/31	1,500	1,600,155
5.00%, 10/1/32	2,000	2,128,960
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	909,729
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	370	377,851
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,123,400
5.00%, 8/15/36	1,000	1,103,330
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,035,173
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	513,157
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,058,840
Montgomery County, OH, (Dayton Children's Hospital):
5.00%, 8/1/32	750	877,350
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Montgomery County, OH, (Dayton Children's Hospital): (continued)
5.00%, 8/1/33	$800	$ 931,272
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	551,550
5.00%, 8/1/29	500	551,220
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	761,229
5.00%, 7/1/28	600	652,566
5.00%, 7/1/31	275	297,891
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	160,427
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	660	681,338
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	736,211
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/34	1,320	1,448,792
5.00%, 6/1/36	2,310	2,489,857
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,078,110
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	154,766
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	654,606
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,655,251
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	302,556
5.00%, 12/1/27	45	48,163
5.00%, 12/1/28	320	342,451
5.00%, 12/1/30	300	320,805
5.00%, 12/1/31	185	197,412
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 10/1/40	9,000	9,945,360
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,712,466
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	429,872
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	452,051
		$ 70,462,639

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.8%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/32	$920	$ 1,073,953
Social Bonds, 5.00%, 12/1/32	940	1,095,015
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	188,724
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA/FNMA/FHLMC), 4.35%, 7/1/37	3,035	3,160,224
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	258,768
1.60%, 7/1/31	175	150,794
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	312,434
2019 Series A, 4.00%, 8/1/35	440	461,899
2019 Series C, 4.00%, 8/1/33	525	550,242
2019 Series C, 4.00%, 8/1/34	240	250,147
2019 Series C, 4.00%, 8/1/35	285	294,442
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	59,402
2.85%, 11/1/29	20	19,644
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	190	187,346
2.40%, 11/1/26	150	147,672
New York Mortgage Agency:
2.30%, 10/1/30	1,000	926,160
3.65%, 4/1/32	120	119,830
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,100,296
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,059	1,039,504
Virginia Housing Development Authority, 2.55%, 5/1/27	90	89,168
		$ 17,485,664
Insured - Bond Bank — 1.8%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,310,150
		$ 11,310,150
Insured - Education — 0.3%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/33	$500	$ 567,735
(AGM), 5.00%, 10/1/35	800	893,968
Troy University, AL, (AGM), 5.00%, 11/1/35	460	522,634
		$ 1,984,337
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.8%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 5.00%, 7/1/30	$250	$ 289,828
(AGM), 5.00%, 7/1/31	275	322,473
(AGM), 5.00%, 7/1/32	465	548,607
(AGM), 5.00%, 7/1/33	360	425,394
(AGM), 5.00%, 7/1/34	365	428,185
(AGM), 5.00%, 7/1/35	310	357,576
(AGM), 5.00%, 7/1/36	500	568,145
(AGM), 5.00%, 7/1/37	490	551,127
(AGM), 5.00%, 7/1/38	435	485,908
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J), (AGM), 4.00%, 1/1/36	310	319,836
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	448,803
(AGM), 4.00%, 1/1/37	470	479,795
		$ 5,225,677
Insured - General Obligations — 1.5%
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	$960	$ 1,010,717
(AGM), 4.00%, 5/15/37	730	761,456
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	10,108
(BAM), 3.00%, 4/1/32	360	363,294
Hazelwood School District, MO, (BAM), 5.00%, 3/1/36(2)	4,050	4,661,428
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	732,890
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	866,768
(BAM), Series 2019B, 5.00%, 5/1/31	825	955,664
		$ 9,362,325
Insured - Lease Revenue/Certificates of Participation — 0.7%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 106,751
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	680,870
(AGC), 0.00%, 4/1/37	5,000	2,877,400
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	183,972
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	659,729
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	180	196,027
		$ 4,704,749

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 802,093
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	143,111
		$ 945,204
Insured - Transportation — 1.6%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 293,013
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,110,120
(AGM), 5.00%, 1/1/31	1,250	1,387,313
(AGM), 5.00%, 1/1/32	1,650	1,829,602
(AGM), 5.00%, 1/1/33	2,250	2,490,682
(AGM), 5.00%, 1/1/34	2,485	2,743,937
		$ 9,854,667
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 266,117
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	285,421
(AGM), 2.00%, 10/1/34	30	25,529
		$ 577,067
Lease Revenue/Certificates of Participation — 2.8%
Aspen Fire Protection District, CO:
4.00%, 12/1/31	$250	$ 270,960
4.00%, 12/1/32	205	221,451
Broward County School Board, FL, 5.00%, 7/1/29	500	544,500
California Public Works Board, 4.00%, 5/1/36	880	930,248
Colorado Department of Transportation:
5.00%, 6/15/30	350	377,678
5.00%, 6/15/31	310	334,304
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,340,890
5.00%, 6/1/30	3,000	3,338,580
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	681,636
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	462,759
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,603,672
Mesa Water District, CA, Certificates of Participation, 5.00%, 3/15/33	350	412,398
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Palm Beach County School Board, FL, 5.25%, 8/1/39	$3,000	$ 3,474,090
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	535,740
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,216,072
		$ 17,744,978
Other Revenue — 8.8%
Lafayette Parish School Board, LA, Sales Tax Revenue:
5.00%, 4/1/29(2)	$320	$ 370,042
5.00%, 4/1/30(2)	315	370,834
5.00%, 4/1/32(2)	325	394,706
5.00%, 4/1/34(2)	415	504,524
5.00%, 4/1/35(2)	425	509,477
5.00%, 4/1/36(2)	525	617,179
5.00%, 4/1/37(2)	500	582,785
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	2,691,144
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	542,875
5.00%, 4/1/29	275	297,704
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,167,009
5.00% to 6/1/29 (Put Date), 12/1/52	5,500	5,816,030
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/29	85	98,633
5.00%, 12/1/31	250	291,195
5.00%, 12/1/33	200	231,418
5.00%, 12/1/34	300	344,028
5.00%, 12/1/35	700	794,423
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,184,200
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	4,000	3,841,440
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	11,500	11,531,970
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,054,940
		$ 55,236,556
Senior Living/Life Care — 1.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,713,835
4.00%, 1/1/31	250	258,022

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Baltimore County, MD, (Riderwood Village, Inc.): (continued)
4.00%, 1/1/32	$350	$ 360,353
4.00%, 1/1/33	600	615,942
4.00%, 1/1/34	685	700,796
4.00%, 1/1/35	615	625,449
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	51,263
5.00%, 11/15/30	910	928,892
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	104,678
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,068,337
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	326,070
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	943,220
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	280	286,656
Series 2016A, 5.00%, 10/1/31	625	638,794
		$ 8,622,307
Special Tax Revenue — 8.4%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26	$150	$ 157,557
5.00%, 5/1/27	450	477,648
5.00%, 5/1/28	575	614,727
5.00%, 5/1/29	550	590,964
5.00%, 5/1/30	650	701,935
5.00%, 5/1/31	675	732,382
5.00%, 5/1/32	725	789,561
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 1.60%, 11/1/38(3)	5,300	5,300,000
Connecticut, Special Tax Obligation, (Transportation Infrastructure):
5.00%, 7/1/29	2,565	2,994,407
5.00%, 7/1/34	1,000	1,211,360
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	393,188
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/29	900	967,167
5.00%, 4/1/30	950	1,019,407
5.00%, 4/1/31	895	963,494
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Miami-Dade County, FL, Special Obligation Bonds: (continued)
5.00%, 4/1/32	$735	$ 791,014
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/35	2,235	2,358,104
4.00%, 11/1/36	1,000	1,036,900
5.00%, 8/1/33	1,190	1,234,018
5.25%, 11/1/37	2,500	2,967,400
2022 Series B, 4.00%, 11/1/37	5,365	5,495,316
2022 Series D, 4.00%, 11/1/37	5,660	5,840,667
2022 Series F, 5.00%, 2/1/36	1,000	1,174,460
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,118,746
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,921,932
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	3,008,132
4.00%, 3/15/39	2,900	2,936,105
		$ 52,796,591
Transportation — 8.0%
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	$70	$ 73,671
5.00%, 1/1/27	2,140	2,276,618
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	157,182
5.00%, 1/1/29	150	156,879
5.00%, 1/1/30	500	522,270
5.00%, 1/1/31	1,000	1,044,430
5.25%, 1/1/28	2,905	3,222,400
5.25%, 1/1/29	3,060	3,393,662
5.25%, 1/1/30	1,000	1,106,320
5.25%, 1/1/31	1,000	1,104,120
5.25%, 1/1/32	2,565	2,824,988
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	869,392
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,589,954
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	527,960
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	187,938
5.00%, 12/1/32	350	373,831
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	258,741

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
5.00%, 5/15/34	$250	$ 264,918
Metropolitan Transportation Authority, NY, 3.311%, (67% of SOFR + 0.43%), 11/1/26(1)	1,980	1,971,050
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,822,040
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	164,934
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,127,800
5.00%, 1/1/37	1,350	1,543,225
Pennsylvania Turnpike Commission:
5.00%, 12/1/35	500	572,505
5.00%, 12/1/36	1,165	1,323,149
5.00%, 12/1/39	1,000	1,112,530
Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,390	1,431,130
Port of Seattle, WA:
5.00%, 3/1/27	100	103,768
5.00%, 3/1/29	250	258,788
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	255,488
Green Bonds, 5.00%, 1/1/31	370	417,771
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,522,837
5.00%, 7/1/31	300	338,349
5.00%, 7/1/32	660	743,318
5.00%, 7/1/33	600	674,196
5.00%, 7/1/34	450	503,455
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/35	1,950	2,291,601
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,318,405
		$ 50,451,613
Water and Sewer — 4.3%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 1.60%, 11/1/28(3)	$3,295	$ 3,295,000
Fort Worth, TX, Water and Sewer System Revenue, 5.00%, 2/15/34	4,015	4,741,394
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,542,009
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	275	284,897
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	612,824
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	$1,700	$ 1,788,536
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	544,675
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	666,704
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	627,906
4.00%, 11/1/30	670	699,989
Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/37	2,545	2,678,027
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,942,625
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,315	1,351,583
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,470,907
4.00%, 10/15/36	500	520,710
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	405	440,446
		$ 27,208,232
Total Tax-Exempt Municipal Obligations (identified cost $572,387,421)		$584,222,211

Short-Term Investments — 8.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(4)	55,719,647	$ 55,719,647
Total Short-Term Investments (identified cost $55,719,647)		$ 55,719,647
Total Investments — 101.5% (identified cost $628,107,068)		$639,941,858
Other Assets, Less Liabilities — (1.5)%		$ (9,612,840)
Net Assets — 100.0%		$630,329,018
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
At January 31, 2023, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	14.5%
Others, representing less than 10% individually	78.2%
The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 6.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $572,387,421)	$ 584,222,211
Affiliated investment, at value (identified cost $55,719,647)	55,719,647
Cash	8
Interest receivable	6,378,003
Dividends receivable from affiliated investment	111,401
Receivable for investments sold	8,383,951
Receivable from affiliates	9,462
Total assets	$654,824,683
Liabilities
Payable for investments purchased	$ 9,774,071
Payable for when-issued securities	14,402,720
Payable to affiliate:
Investment adviser fee	155,292
Accrued expenses	163,582
Total liabilities	$ 24,495,665
Net Assets applicable to investors' interest in Portfolio	$630,329,018

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Dividend income from affiliated investment	$ 545,556
Interest income	18,109,584
Total investment income	$ 18,655,140
Expenses
Investment adviser fee	$ 2,264,046
Trustees’ fees and expenses	44,499
Custodian fee	172,026
Legal and accounting services	63,434
Miscellaneous	12,317
Total expenses	$ 2,556,322
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 120,454
Total expense reductions	$ 120,454
Net expenses	$ 2,435,868
Net investment income	$ 16,219,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (40,329,415)
Net realized loss	$(40,329,415)
Change in unrealized appreciation (depreciation):
Investments	$ (5,324,332)
Net change in unrealized appreciation (depreciation)	$ (5,324,332)
Net realized and unrealized loss	$(45,653,747)
Net decrease in net assets from operations	$(29,434,475)

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,219,272	$ 16,140,421
Net realized gain (loss)	(40,329,415)	3,510,528
Net change in unrealized appreciation (depreciation)	(5,324,332)	(43,090,606)
Net decrease in net assets from operations	$ (29,434,475)	$ (23,439,657)
Capital transactions:
Contributions	$ 119,410,259	$ 108,966,195
Withdrawals	(398,372,985)	(58,460,755)
Portfolio transaction fee	675,234	250,960
Net increase (decrease) in net assets from capital transactions	$(278,287,492)	$ 50,756,400
Net increase (decrease) in net assets	$(307,721,967)	$ 27,316,743
Net Assets
At beginning of year	$ 938,050,985	$ 910,734,242
At end of year	$ 630,329,018	$938,050,985

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Financial Highlights

	Year Ended January 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.35% (2)	0.35%	0.35%	0.35%	0.35%
Net investment income	2.30%	1.69%	1.94%	2.17%	2.16%
Portfolio Turnover	84%	22%	51%	28%	78%
Total Return(1)	(1.58)%	(2.44)%	4.66%	7.88%	3.11%
Net assets, end of year (000’s omitted)	$630,329	$938,051	$910,734	$729,373	$612,428
(1)	The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01% of average daily net assets for each of the years ended January 31, 2023, 2022, 2021, 2020 and 2019). Absent this reimbursement, total return would be lower.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2023, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of January 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements — continued

G  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2023, the Portfolio’s investment adviser fee amounted to $2,264,046 or 0.32% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $86,668 in total of the Portfolio’s operating expenses for the year ended January 31, 2023.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended January 31, 2023, the investment adviser fee paid was reduced by $33,786 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $584,763,618 and $858,654,154, respectively, for the year ended January 31, 2023.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$628,016,718
Gross unrealized appreciation	$ 18,564,843
Gross unrealized depreciation	(6,639,703)
Net unrealized appreciation	$ 11,925,140
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2023.
6  Investments in Affiliated Funds
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $55,719,647, which represents 8.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$411,886,508	$(356,166,861)	$ —	$ —	$55,719,647	$545,556	55,719,647
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 584,222,211	$ —	$ 584,222,211
Short-Term Investments	55,719,647	—	—	55,719,647
Total Investments	$55,719,647	$584,222,211	$ —	$639,941,858
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of 5-to-15 Year Laddered Municipal Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of 5-to-15 Year Laddered Municipal Bond Portfolio (the "Portfolio"), including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) and 5-to-15 Year Laddered Municipal Bond Portfolio are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22626    1.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the fiscal years ended January 31, 2022 and January 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$34,000	$38,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,213	$0
All Other Fees(3)	$0	$0

Total	$47,213	$38,000

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended January 31, 2022 and January 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended*	1/31/22	1/31/23
Registrant	$13,213	$0
Eaton Vance(1)	$51,800	$52,836

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:    March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 24, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:    March 24, 2023